Small Company Growth Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Communication Services - 1.6%
Bumble, Inc. - Class A (a)	3,944	$12,858
CuriosityStream, Inc.	11,971	35,434
EverQuote, Inc. - Class A (a)	217	3,346
Globalstar, Inc. (a)	345	22,915
Gogo, Inc. (a)	7,065	28,401
IMAX Corp. (a)	2,379	90,426
John Wiley & Sons, Inc. - Class A	458	17,450
Magnite, Inc. (a)	1,022	12,141
QuinStreet, Inc. (a)	1,739	20,885
Sphere Entertainment Co. (a)	785	92,159
		336,015

Consumer Discretionary - 9.8%
American Public Education, Inc. (a)	974	55,401
Black Rock Coffee Bar, Inc. - Class A (a)	269	3,476
Boot Barn Holdings, Inc. (a)	705	103,184
Brinker International, Inc. (a)	597	85,234
Champion Homes, Inc. (a)	1,290	95,937
Figs, Inc. - Class A (a)	2,337	34,518
Frontdoor, Inc. (a)	183	9,673
Genius Sports Ltd. (a)	4,216	18,677
GigaCloud Technology, Inc. - Class A (a)	149	6,762
Global Business Travel Group I (a)	737	4,112
Kontoor Brands, Inc.	929	65,299
Krispy Kreme, Inc.	1,515	5,136
Latham Group, Inc. (a)	2,104	11,299
LCI Industries	318	39,108
Life Time Group Holdings, Inc. (a)	2,780	74,893
Lincoln Educational Services Corp. (a)	3,602	146,529
Lindblad Expeditions Holdings, Inc. (a)	4,907	84,891
McGraw Hill, Inc. (a)	2,015	27,606
Navan, Inc. - Class A (a)	6,928	91,727
Pattern Group, Inc. - Class A (a)	5,598	69,583
Peloton Interactive, Inc. - Class A (a)	7,711	33,080
Petco Health & Wellness Co., Inc. (a)	4,518	12,560
RealReal, Inc. (a)	2,286	20,757
Revolve Group, Inc. (a)	323	7,303
Rush Street Interactive, Inc. (a)	1,167	25,382
SharkNinja, Inc. (a)	1,380	146,142
Sonos, Inc. (a)	2,690	36,046
Steven Madden Ltd.	146	4,952
Stitch Fix, Inc. - Class A (a)	2,905	9,616
Stride, Inc. (a)	54	4,761
Super Group SGHC Ltd.	6,550	70,740
Texas Roadhouse, Inc.	1,110	183,305
ThredUp, Inc. - Class A (a)	1,465	4,805
TopBuild Corp. (a)	410	144,033
Universal Technical Institute, Inc. (a)	2,954	106,639
Urban Outfitters, Inc. (a)	832	52,707
Warby Parker, Inc. - Class A (a)	5,350	112,725
Wingstop, Inc.	535	82,909
Wolverine World Wide, Inc.	691	11,277
		2,102,784

Consumer Staples - 1.8%
Celsius Holdings, Inc. (a)	3,240	114,955
Chefs' Warehouse, Inc. (a)	910	54,099
Mama's Creations, Inc. (a)	3,007	46,127
Niagen Bioscience, Inc. (a)	5,582	24,617
Turning Point Brands, Inc.	376	32,633
Vita Coco Co., Inc. (a)	1,859	89,065
Vital Farms, Inc. (a)	2,340	33,041
		394,537

Energy - 6.0%
Archrock, Inc.	1,130	39,324
Cactus, Inc. - Class A	962	45,570
Centrus Energy Corp. - Class A (a)	152	26,386
Core Natural Resources, Inc.	209	21,889
Energy Fuels, Inc./Canada (a)(b)	1,251	22,831
Energy Services of America Corp.	1,207	15,848
Excelerate Energy, Inc. - Class A	4,662	155,804
Flowco Holdings, Inc. - Class A	479	9,867
Gulfport Energy Corp. (a)	189	39,987
Helix Energy Solutions Group, Inc. (a)	1,015	10,038
Lightbridge Corp. (a)	1,003	10,692
Magnolia Oil & Gas Corp. - Class A	448	14,143
National Energy Services Reunited Corp. (a)	1,946	41,781
Oceaneering International, Inc. (a)	6,150	218,140
Permian Resources Corp.	5,690	121,311
REX American Resources Corp. (a)	104	4,739
Riley Exploration Permian, Inc.	1,471	53,618
SLB Ltd.	229	11,768
Solaris Energy Infrastructure, Inc. - Class A	3,250	183,657
Tidewater, Inc. (a)	579	48,375
WaterBridge Infrastructure LLC - Class A	4,745	127,119
World Kinect Corp.	2,582	59,567
		1,282,454

Financials - 10.2%
American Integrity Insurance Group, Inc.	1,246	24,023
Arrow Financial Corp.	334	11,212
Artisan Partners Asset Management, Inc. - Class A	1,564	56,914
Banc of California, Inc.	3,560	62,585
Bank of Hawaii Corp.	498	36,976
Bank OZK	1,775	81,455
BGC Group, Inc. - Class A	5,828	56,998
Bowhead Specialty Holdings, Inc. (a)	693	15,544
Chime Financial, Inc. - Class A (a)	5,850	109,570
Coastal Financial Corp. (a)	665	50,606
Dave, Inc. (a)	335	58,320
Dime Community Bancshares, Inc.	194	6,561
Finwise Bancorp (a)	344	5,456
First BanCorp/Puerto Rico	2,813	60,086
FirstCash Holdings, Inc.	231	43,428
Five Star Bancorp	80	3,018
Flywire Corp. (a)	1,601	18,636
GCM Grosvenor, Inc. - Class A	4,180	40,964
HCI Group, Inc.	232	35,870
Heritage Insurance Holdings, Inc. (a)	572	15,015
Lemonade, Inc. (a)	228	14,291
LendingTree, Inc. (a)	700	30,016
Marex Group PLC	2,770	123,487
Meridian Corp.	562	10,656
Miami International Holdings, Inc. (a)	1,849	71,963
Moelis & Co. - Class A	584	33,288
Neptune Insurance Holdings, Inc. - Class A (a)	1,888	45,671
NerdWallet, Inc. - Class A (a)	3,100	32,178
Nicolet Bankshares, Inc.	442	65,690
OppFi, Inc.	2,014	15,528
Oscar Health, Inc. - Class A (a)	1,046	11,998
Pagseguro Digital Ltd. - Class A	2,331	23,357
Palomar Holdings, Inc. (a)	341	40,749
Pathward Financial, Inc.	636	56,750
Paymentus Holdings, Inc. - Class A (a)	1,586	40,284
Perella Weinberg Partners	10,324	187,484
Piper Sandler Cos.	1,832	140,240
PJT Partners, Inc. - Class A	308	43,034
Root, Inc./OH (a)	358	15,813
ServisFirst Bancshares, Inc.	840	61,177
Sezzle, Inc. (a)	118	7,468
Skyward Specialty Insurance Group, Inc. (a)	1,021	44,597
Slide Insurance Holdings, Inc. (a)	670	12,060
StoneCo Ltd. - Class A (a)	1,476	20,841
StoneX Group, Inc. (a)	825	66,496
Triumph Financial, Inc. (a)	2,640	157,502
Unity Bancorp, Inc.	205	10,625
Upstart Holdings, Inc. (a)	174	4,463
Webull Corp. (a)	3,289	15,787
		2,196,730

Health Care - 24.3%
10X Genomics, Inc. - Class A (a)	3,058	64,921
ACADIA Pharmaceuticals, Inc. (a)	1,368	30,452
Adaptive Biotechnologies Corp. (a)	10,575	146,781
ADMA Biologics, Inc. (a)	16,048	144,592
Akebia Therapeutics, Inc. (a)	6,524	9,068
Alphatec Holdings, Inc. (a)	1,291	14,046
ANI Pharmaceuticals, Inc. (a)	1,873	144,034
Arcutis Biotherapeutics, Inc. (a)	3,068	72,282
Arrowhead Pharmaceuticals, Inc. (a)	653	40,943
Artivion, Inc. (a)	1,554	56,907
Aurinia Pharmaceuticals, Inc. (a)	5,972	88,505
Aveanna Healthcare Holdings, Inc. (a)	2,372	15,276
Axsome Therapeutics, Inc. (a)	165	27,888
Billiontoone, Inc. (a)	428	33,786
BioCryst Pharmaceuticals, Inc. (a)	3,402	32,387
Biote Corp. (a)	3,322	4,485
Bridgebio Pharma, Inc. (a)	190	14,109
Catalyst Pharmaceuticals, Inc. (a)	2,331	57,716
Celcuity, Inc. (a)	1,727	197,120
Ceribell, Inc. (a)	1,512	27,715
CG Oncology, Inc. (a)	481	32,554
Charles River Laboratories International, Inc. (a)	460	79,350
Cogent Biosciences, Inc. (a)	6,635	255,381
Corcept Therapeutics, Inc. (a)	99	3,991
Crinetics Pharmaceuticals, Inc. (a)	303	11,005
Dianthus Therapeutics, Inc. (a)	1,264	106,075
Disc Medicine, Inc. (a)	159	10,166
Edgewise Therapeutics, Inc. (a)	281	8,851
Electromed, Inc. (a)	154	3,605
Ensign Group, Inc.	455	91,683
Forte Biosciences, Inc. (a)	1,075	27,843
GeneDx Holdings Corp. (a)	645	41,422
Guardant Health, Inc. (a)	377	34,823
Halozyme Therapeutics, Inc. (a)	144	9,307
Harmony Biosciences Holdings, Inc. (a)	3,211	89,940
HealthEquity, Inc. (a)	1,804	150,760
HeartFlow, Inc. (a)	1,945	47,322
Hims & Hers Health, Inc. (a)(b)	637	13,224
Hinge Health, Inc. - Class A (a)	803	30,964
Immunocore Holdings PLC - ADR (a)	950	28,643
Immunome, Inc. (a)	200	4,374
Immunovant, Inc. (a)	155	3,850
Indivior Pharmaceuticals, Inc. (a)	807	24,597
Iovance Biotherapeutics, Inc. (a)	1,176	4,128
IRhythm Holdings, Inc. (a)	76	8,970
Ironwood Pharmaceuticals, Inc. (a)	6,942	24,366
Krystal Biotech, Inc. (a)	70	18,082
Kymera Therapeutics, Inc. (a)	163	13,576
LeMaitre Vascular, Inc.	1,055	115,174
LENZ Therapeutics, Inc. (a)	312	2,855
LifeStance Health Group, Inc. (a)	2,750	17,518
Ligand Pharmaceuticals, Inc. (a)	1,477	294,883
Liquidia Corp. (a)	375	14,152
Madrigal Pharmaceuticals, Inc. (a)	51	26,697
Medpace Holdings, Inc. (a)	362	173,829
Merit Medical Systems, Inc. (a)	905	62,382
Mesa Laboratories, Inc.	968	85,591
MiMedx Group, Inc. (a)	7,718	30,486
Mineralys Therapeutics, Inc. (a)	3,355	90,887
Mirum Pharmaceuticals, Inc. (a)	1,788	165,175
Nektar Therapeutics (a)	1,382	99,435
Neogen Corp. (a)	2,773	25,761
Newamsterdam Pharma Co. NV (a)	1,293	41,389
Nutex Health, Inc. (a)	301	28,607
Nuvalent, Inc. - Class A (a)	311	31,862
OptimizeRx Corp. (a)	539	3,385
Organogenesis Holdings, Inc. (a)	5,326	12,623
ORIC Pharmaceuticals, Inc. (a)	5,341	67,670
PACS Group, Inc. (a)	454	14,582
Phibro Animal Health Corp. - Class A	772	42,699
Praxis Precision Medicines, Inc. (a)	298	96,013
Privia Health Group, Inc. (a)	1,255	25,815
Protagonist Therapeutics, Inc. (a)	149	15,705
Prothena Corp. PLC (a)	436	4,238
PTC Therapeutics, Inc. (a)	2,347	159,901
Recursion Pharmaceuticals, Inc. - Class A (a)(b)	11,008	33,795
Repligen Corp. (a)	1,055	124,300
Rhythm Pharmaceuticals, Inc. (a)	848	73,751
Rigel Pharmaceuticals, Inc. (a)	990	26,770
Scholar Rock Holding Corp. (a)	127	6,243
Schrodinger, Inc. (a)	387	4,396
Soleno Therapeutics, Inc. (a)	1,006	33,681
Spyre Therapeutics, Inc. (a)	125	6,305
Stevanato Group SpA	8,237	113,259
Stoke Therapeutics, Inc. (a)	890	28,978
Syndax Pharmaceuticals, Inc. (a)	844	19,716
Tarsus Pharmaceuticals, Inc. (a)	2,952	207,083
Terns Pharmaceuticals, Inc. (a)	2,763	145,665
TG Therapeutics, Inc. (a)	1,207	40,097
Theravance Biopharma, Inc. (a)	1,096	17,788
TransMedics Group, Inc. (a)	591	58,751
Travere Therapeutics, Inc. (a)	718	21,332
Twist Bioscience Corp. (a)	937	44,526
Vera Therapeutics, Inc. (a)	229	9,213
Veracyte, Inc. (a)	1,241	39,973
Vericel Corp. (a)	241	7,753
Zymeworks, Inc. (a)	278	6,961
		5,221,515

Industrials - 23.4%
AAON, Inc.	1,675	138,606
AAR Corp. (a)	938	102,674
Aebi Schmidt Holding AG	379	3,680
AeroVironment, Inc. (a)	161	29,471
Alliance Laundry Holdings, Inc. (a)	298	6,181
Amprius Technologies, Inc. (a)	640	10,790
Archer Aviation, Inc. - Class A (a)	3,548	18,343
Argan, Inc.	396	215,681
Atmus Filtration Technologies, Inc.	90	5,109
AZZ, Inc.	725	90,719
BlackSky Technology, Inc. (a)	3,002	75,530
Bloom Energy Corp. - Class A (a)	1,153	156,220
Blue Bird Corp. (a)	754	42,820
BWX Technologies, Inc.	380	77,706
Cardinal Infrastructure Group, Inc. - Class A (a)	3,966	157,272
Carpenter Technology Corp.	61	24,043
Casella Waste Systems, Inc. - Class A (a)	2,230	176,928
CECO Environmental Corp. (a)	1,812	107,959
Centuri Holdings, Inc. (a)	721	21,060
Cimpress PLC (a)	84	6,132
Comfort Systems USA, Inc.	12	16,548
Construction Partners, Inc. - Class A (a)	385	42,781
Dycom Industries, Inc. (a)	25	8,471
Eos Energy Enterprises, Inc. (a)	988	4,901
ESCO Technologies, Inc.	227	63,871
Exponent, Inc.	831	54,223
Federal Signal Corp.	2,352	254,345
Healthcare Services Group, Inc. (a)	778	14,432
IBEX Holdings Ltd. (a)	950	25,479
Innodata, Inc. (a)	97	3,746
Interface, Inc.	317	7,900
JBT Marel Corp.	302	38,617
Joby Aviation, Inc. (a)	816	6,740
Karat Packaging, Inc.	674	18,818
Karman Holdings, Inc. (a)	1,920	153,696
Kratos Defense & Security Solutions, Inc. (a)	715	50,415
Legence Corp. - Class A (a)	2,605	147,078
Leonardo DRS, Inc.	424	18,877
LSI Industries, Inc.	460	8,556
Mercury Systems, Inc. (a)	1,324	96,533
Modine Manufacturing Co. (a)	619	134,144
Moog, Inc. - Class A	199	58,235
MYR Group, Inc. (a)	294	83,002
Nextpower, Inc. - Class A (a)	819	98,730
NuScale Power Corp. (a)	1,158	12,553
Paylocity Holding Corp. (a)	1,190	128,568
Planet Labs PBC (a)	4,513	126,138
Powell Industries, Inc.	18	9,739
Primoris Services Corp.	584	83,535
Redwire Corp. (a)(b)	1,535	13,048
Saia, Inc. (a)	525	184,422
Simpson Manufacturing Co., Inc.	1,010	173,336
SPX Technologies, Inc. (a)	245	48,985
Standex International Corp.	285	72,635
Sterling Infrastructure, Inc. (a)	807	328,667
TAT Technologies Ltd. (a)	1,004	40,793
Transcat, Inc. (a)	612	44,951
Trinity Industries, Inc.	1,408	45,309
UL Solutions, Inc.	2,900	248,559
V2X, Inc. (a)	544	37,264
Vicor Corp. (a)	195	31,395
VSE Corp.	538	99,207
Watts Water Technologies, Inc. - Class A	397	115,245
Willdan Group, Inc. (a)	726	55,583
WillScot Mobile Mini Holdings Corp.	3,159	54,840
Xometry, Inc. - Class A (a)	1,228	50,152
York Space Systems, Inc. (a)	2,593	57,487
Zurn Elkay Water Solutions Corp.	2,245	100,666
		5,040,139

Information Technology - 17.4%
Advanced Energy Industries, Inc.	325	104,881
Aehr Test Systems (a)	1,686	62,517
Ambarella, Inc. (a)	1,205	62,027
Ambiq Micro, Inc. (a)	1,123	28,535
Appfolio, Inc. - Class A (a)	640	101,005
Appian Corp. - Class A (a)	1,272	30,668
Applied Digital Corp. (a)	6,247	148,304
Applied Optoelectronics, Inc. (a)	810	68,518
Arlo Technologies, Inc. (a)	1,718	24,447
Asana, Inc. - Class A (a)	676	4,326
Bel Fuse, Inc. - Class B	560	110,869
Belden, Inc.	132	15,158
BigBear.ai Holdings, Inc. (a)(b)	765	2,693
Braze, Inc. - Class A (a)	1,299	30,669
Calix, Inc. (a)	1,141	55,898
Cipher Digital, Inc. (a)	1,848	23,784
Clear Secure, Inc. - Class A	136	6,584
Commerce.com, Inc. (a)	1,033	2,758
Credo Technology Group Holding Ltd. (a)	1,061	99,596
CTS Corp.	440	21,014
D-Wave Quantum, Inc. (a)	1,424	20,548
Extreme Networks, Inc. (a)	542	8,173
Fabrinet (a)	234	122,036
Fastly, Inc. - Class A (a)	3,317	96,392
FormFactor, Inc. (a)	415	40,251
Gilat Satellite Networks Ltd. (a)	3,695	55,499
Guidewire Software, Inc. (a)	740	110,674
I3 Verticals, Inc. - Class A (a)	3,873	86,600
IonQ, Inc. (a)	2,060	59,390
Knowles Corp. (a)	3,038	78,016
Kulicke & Soffa Industries, Inc.	1,210	79,521
Life360, Inc. (a)(b)	255	10,409
MACOM Technology Solutions Holdings, Inc. (a)	965	214,298
Napco Security Technologies, Inc.	1,346	53,019
Navitas Semiconductor Corp. (a)	1,115	9,779
nCino, Inc. (a)	5,015	75,125
nLight, Inc. (a)	935	53,314
NVE Corp.	437	28,623
Ondas, Inc. (a)	4,548	41,114
OSI Systems, Inc. (a)	383	101,690
Ouster, Inc. (a)	2,322	42,655
Pagaya Technologies Ltd. - Class A (a)	1,316	15,331
PDF Solutions, Inc. (a)	6,098	199,466
Pegasystems, Inc.	5,813	247,401
Plexus Corp. (a)	411	83,244
Quantum Computing, Inc. (a)	4,830	33,086
Rambus, Inc. (a)	1,764	151,757
Red Violet, Inc. (a)	428	14,809
Rezolve AI PLC (a)(b)	2,162	5,535
Rigetti Computing, Inc. (a)	2,674	37,543
Sanmina Corp. (a)	361	46,800
Semtech Corp. (a)	754	57,975
Silicon Laboratories, Inc. (a)	257	53,495
SiTime Corp. (a)	160	55,256
Sprout Social, Inc. - Class A (a)	1,060	6,042
Tenable Holdings, Inc. (a)	1,102	18,640
Terawulf, Inc. (a)	9,691	139,841
Viavi Solutions, Inc. (a)	1,194	39,736
Vistance Networks, Inc. (a)	300	5,460
VTEX - Class A (a)	2,587	10,348
WM Technology, Inc. (a)	9,160	6,031
Workiva, Inc. (a)	1,942	115,801
Zeta Global Holdings Corp. - Class A (a)	1,351	21,508
		3,756,482

Materials - 1.9%
Ardagh Metal Packaging SA	3,152	12,766
Balchem Corp.	166	28,134
Century Aluminum Co. (a)	358	21,011
Coeur Mining, Inc. (a)	2,818	52,894
Constellium SE (a)	1,897	46,628
Contango Silver & Gold, Inc. (a)	1,006	18,862
Ferroglobe Representation & Warranty Insurance Trust (a)(c)	840	0
Hecla Mining Co.	1,533	28,560
Idaho Strategic Resources, Inc. (a)	308	9,893
Kaiser Aluminum Corp.	82	9,882
Lifezone Metals Ltd. (a)	5,865	19,706
Materion Corp.	116	16,779
NioCorp Developments Ltd. (a)	1,333	5,945
Novagold Resources, Inc. (a)	3,813	34,241
Perpetua Resources Corp. (a)	1,064	29,920
Titan America SA	1,058	15,849
United States Lime & Minerals, Inc.	377	49,240
		400,310

Real Estate - 0.9%
Compass, Inc. - Class A (a)	1,911	13,969
eXp World Holdings, Inc.	5,694	34,107
Jones Lang LaSalle, Inc. (a)	490	149,117
Real Brokerage, Inc. (a)	3,230	8,075
		205,268

Utilities - 0.5%
Consolidated Water Co. Ltd.	210	6,955
Genie Energy Ltd. - Class B	2,186	30,910
Ormat Technologies, Inc.	705	78,904
		116,769
TOTAL COMMON STOCKS (Cost $17,939,412)		21,053,003

REAL ESTATE INVESTMENT TRUSTS - 0.7%	Shares	Value
Industrials - 0.3%
CoreCivic, Inc. (a)	3,372	63,764

Real Estate - 0.4%
American Healthcare REIT, Inc.	130	6,131
NETSTREIT Corp.	4,088	76,977
		83,108
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $137,979)		146,872

RIGHTS - 0.0% (d)	Shares	Value
Health Care - 0.0% (d)
Sanofi SA, Expires 07/21/2026, Exercise Price $6.00 (a)(c)	321	0
TOTAL RIGHTS (Cost $0)		0

TOTAL INVESTMENTS - 98.5% (Cost $18,077,391)		21,199,875
Money Market Deposit Account - 2.1% (e)(f)		455,585
Liabilities in Excess of Other Assets - (0.6)%		(138,376)
TOTAL NET ASSETS - 100.0%		$21,517,084

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $93,816.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(d)	Represents less than 0.05% of net assets.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.49%.

(f)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of March 31, 2026 is $89,926 which represented 0.4% of net assets.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Small Company Growth Portfolio (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$21,053,003	$–	$0	(a)	$21,053,003
Real Estate Investment Trusts	146,872	–	–		146,872
Rights	–	–	0	(a)	0	(a)
Total Investments	$21,199,875	$–	$0		$21,199,875

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)	Amount is less than $0.50.